S000090503 [Member] Shareholder Fees	Sep. 30, 2025 USD ($)
DoubleLine Asset-Backed Securities ETF | DoubleLine Asset-Backed Securities ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0